Risk Management - Disclosure of contractual maturity of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 210,184	£ 224,634	£ 256,351
Cash collateral and settlement balances	119,843	108,889
Debt securities at amortised cost	68,210	56,749
Loans and advances at amortised cost to banks and customers	346,273	342,747
Reverse repurchase agreements and other similar secured lending	4,734	2,594
Trading portfolio assets	166,453	174,605
Financial assets at fair value through the income statement	193,734	206,651
Derivative financial instruments	293,530	256,836
Financial assets at fair value through other comprehensive income	78,059	71,836
Assets included in disposal group classified as held for sale	9,854	3,916
Other financial assets	891	2,197
Total financial assets	1,491,765	1,451,654
Other assets	26,437	25,833
Total assets	1,518,202	1,477,487	1,513,700
Liabilities
Deposits at amortised cost	560,663	538,789
Cash collateral and settlement balances	106,229	94,084
Repurchase agreements and other similar secured borrowing	39,415	41,601
Debt securities in issue	92,402	96,825
Subordinated liabilities	11,921	10,494	11,423
Trading portfolio liabilities	56,908	58,669
Financial liabilities designated at fair value	282,224	297,539
Derivative financial instruments	279,415	250,044
Liabilities included in disposal group classified as held for sale	3,726	3,164
Other financial liabilities	6,133	7,699
Total financial liabilities	1,439,036	1,398,908
Other liabilities	6,685	6,715
Total liabilities	1,445,721	1,405,623	£ 1,444,400
Not more than one month
Assets
Cash and balances at central banks	210,184	224,634
Cash collateral and settlement balances	82,661	61,837
Debt securities at amortised cost	233	3
Loans and advances at amortised cost to banks and customers	24,290	22,457
Reverse repurchase agreements and other similar secured lending	1,390	1,435
Trading portfolio assets	166,453	174,605
Financial assets at fair value through the income statement	152,935	158,213
Derivative financial instruments	291,006	254,655
Financial assets at fair value through other comprehensive income	1,473	1,789
Assets included in disposal group classified as held for sale	0	0
Other financial assets	786	2,122
Total financial assets	931,411	901,750
Liabilities
Deposits at amortised cost	450,889	440,122
Cash collateral and settlement balances	76,655	65,227
Repurchase agreements and other similar secured borrowing	18,771	12,164
Debt securities in issue	2,928	5,535
Subordinated liabilities	0	0
Trading portfolio liabilities	56,908	58,669
Financial liabilities designated at fair value	160,429	180,554
Derivative financial instruments	278,616	249,481
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	4,957	6,492
Total financial liabilities	1,050,153	1,018,244
Over one month but not more than three months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	37,182	47,052
Debt securities at amortised cost	1,009	4,779
Loans and advances at amortised cost to banks and customers	6,237	5,907
Reverse repurchase agreements and other similar secured lending	37	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	11,628	17,761
Derivative financial instruments	293	100
Financial assets at fair value through other comprehensive income	1,067	2,421
Assets included in disposal group classified as held for sale	3,710	0
Other financial assets	29	26
Total financial assets	61,192	78,046
Liabilities
Deposits at amortised cost	40,688	36,812
Cash collateral and settlement balances	29,574	28,857
Repurchase agreements and other similar secured borrowing	1,823	12,433
Debt securities in issue	16,868	17,004
Subordinated liabilities	96	121
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	23,084	31,587
Derivative financial instruments	27	21
Liabilities included in disposal group classified as held for sale	3,726	0
Other financial liabilities	4	265
Total financial liabilities	115,890	127,100
Over three months but not more than six months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	2,218	579
Loans and advances at amortised cost to banks and customers	8,327	9,929
Reverse repurchase agreements and other similar secured lending	292	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,489	6,214
Derivative financial instruments	512	91
Financial assets at fair value through other comprehensive income	351	365
Assets included in disposal group classified as held for sale	0	0
Other financial assets	55	36
Total financial assets	16,244	17,214
Liabilities
Deposits at amortised cost	34,512	22,665
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	84	1,307
Debt securities in issue	5,859	9,949
Subordinated liabilities	65	0
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	16,739	13,867
Derivative financial instruments	18	0
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	30	40
Total financial liabilities	57,307	47,828
Over six months but not more than one year
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	3,591	4,700
Loans and advances at amortised cost to banks and customers	18,544	16,366
Reverse repurchase agreements and other similar secured lending	359	34
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,494	5,902
Derivative financial instruments	710	160
Financial assets at fair value through other comprehensive income	944	8,699
Assets included in disposal group classified as held for sale	0	3,916
Other financial assets	18	9
Total financial assets	28,660	39,786
Liabilities
Deposits at amortised cost	26,999	29,464
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	8,537	247
Debt securities in issue	3,469	7,286
Subordinated liabilities	80	584
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	15,328	14,579
Derivative financial instruments	17	24
Liabilities included in disposal group classified as held for sale	0	3,164
Other financial liabilities	61	77
Total financial liabilities	54,491	55,425
Over one year but not more than three years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	20,231	16,626
Loans and advances at amortised cost to banks and customers	57,020	50,126
Reverse repurchase agreements and other similar secured lending	1,676	1,123
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	10,174	11,119
Derivative financial instruments	783	1,070
Financial assets at fair value through other comprehensive income	14,239	12,424
Assets included in disposal group classified as held for sale	6,144	0
Other financial assets	2	1
Total financial assets	110,269	92,489
Liabilities
Deposits at amortised cost	5,283	7,691
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	10,200	8,279
Debt securities in issue	17,477	17,558
Subordinated liabilities	2,126	1,987
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	28,320	23,469
Derivative financial instruments	282	82
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	202	266
Total financial liabilities	63,890	59,332
Over three years but not more than five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	12,400	12,113
Loans and advances at amortised cost to banks and customers	32,755	33,340
Reverse repurchase agreements and other similar secured lending	980	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	5,568	2,966
Derivative financial instruments	79	533
Financial assets at fair value through other comprehensive income	23,511	17,179
Assets included in disposal group classified as held for sale	0	0
Other financial assets	0	1
Total financial assets	75,293	66,132
Liabilities
Deposits at amortised cost	1,505	1,321
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	7,092
Debt securities in issue	15,378	12,079
Subordinated liabilities	1,583	1,554
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	19,050	13,994
Derivative financial instruments	263	64
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	140	182
Total financial liabilities	37,919	36,286
Over five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	28,528	17,949
Loans and advances at amortised cost to banks and customers	199,100	204,622
Reverse repurchase agreements and other similar secured lending	0	2
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,446	4,476
Derivative financial instruments	147	227
Financial assets at fair value through other comprehensive income	36,474	28,959
Assets included in disposal group classified as held for sale	0	0
Other financial assets	1	2
Total financial assets	268,696	256,237
Liabilities
Deposits at amortised cost	787	714
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	79
Debt securities in issue	30,423	27,414
Subordinated liabilities	7,971	6,248
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	19,274	19,489
Derivative financial instruments	192	372
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	739	377
Total financial liabilities	£ 59,386	£ 54,693